Intangible Assets, Net	12 Months Ended
Jun. 30, 2011
Intangible Assets, Net [Abstract]
Intangible Assets, Net
9.	Intangible assets, net

	As of June 30,
	2010	2011	2011
	RMB	RMB	US$
Cost:
Patents, trademark and licenses	9,070,803	17,170,000	2,656,455
Copyrights, mini lamb video and franchises agreement	21,700,000	21,700,000	3,357,315
Non-competition agreement	5,000,000	5,000,000	773,575

Total	35,770,803	43,870,000	6,787,345

Accumulative amortization:
Patents, trademarks and licenses	(5,274,499)	(1,980,764)	(306,454)
Copyrights, mini lamb video and franchises agreement	(869,709)	(1,870,001)	(289,317)
Non-competition agreement	(500,000)	(1,000,000)	(154,715)

Total	(6,644,208)	(4,850,765)	(750,486)

Intangible assets, net	29,126,595	39,019,235	6,036,859

Amortization is computed using the straight-line method over the intangible assets' economic lives, (trademark with indefinite useful life acquired through acquisition of LNS (note 10) is not subject to amortization), as the following:

Patents and licenses	1 - 10 years
Copyrights, mini lamb video and franchises agreement	15 years
Non-competition agreement	10 years

Amortization expenses were RMB5,779,198, RMB6,895,938 and RMB8,268,550 (US$1,279,268) for the years ended June 30, 2009, 2010 and 2011, respectively for continuing operation.

The Company estimates the fair value of the intangible assets through internal analysis, which utilizes income approach through the application of discounted cash flow method. The valuation technique is based on a number of estimates and assumptions, including the projected future cash inflow from the intangible assets, appropriate discount rates and long-term growth rates. For the year ended June 30, 2011, the Group recorded an impairment loss of RMB942,678 (US$145,876) on its intangible assets, which was included in the general and administrative expenses, in connection with the patents or copyrights that are no longer useful.

The following table represents the total estimated amortization expense of intangible assets for each of the next five years:

	RMB	US$
Year ending June 30,
- 2012	4,430,376	685,445
- 2013	3,772,302	583,631
- 2014	3,640,444	563,231
- 2015	3,618,167	559,784
- 2016	3,617,500	559,681